UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Floating-Rate Income Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.5%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.7%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	$398	$404,169
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	342	345,954
Term Loan, 6.25%, Maturing November 2, 2018	155	156,832
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	163	164,922
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020	450	452,813
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	688	515,884
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	773	786,269
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 5, 2019	2,494	2,513,565
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	711	713,940
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	1,995	2,025,133

		$8,079,481

Air Transport — 0.1%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(2)	$414	$410,328

		$410,328

Automotive — 4.2%
Allison Transmission, Inc.
Term Loan, 3.21%, Maturing August 7, 2017	$750	$753,675
Term Loan, 4.25%, Maturing August 23, 2019	1,887	1,913,137
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	483	490,500
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	4,029	4,113,615
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014	642	601,636
Term Loan, 2.14%, Maturing December 28, 2015	2,419	2,267,285
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,975	4,024,656
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018	982	992,889
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018	648	659,721
SRAM, LLC
Term Loan - Second Lien, 4.75%, Maturing June 7, 2018	554	555,699
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	250	255,000
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016	1,316	1,332,476

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	423	426,575
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 15, 2017	1,525	1,533,261

		$19,920,125

Building and Development — 0.7%
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020	$175	$176,531
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016	346	323,159
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,880	1,901,069
Realogy Corporation
Term Loan, 4.50%, Maturing March 5, 2020	250	253,828
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	718	723,915

		$3,378,502

Business Equipment and Services — 8.3%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	$172	$174,782
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018	1,865	1,890,999
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	782	794,097
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October, 9 2016	1,387	1,358,116
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	490	494,295
Altegrity, Inc.
Term Loan, 3.20%, Maturing February 21, 2015	1,033	1,013,890
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	399	406,481
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	546	549,924
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	305	305,700
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 16, 2018	321	322,305
Term Loan, 6.25%, Maturing October 23, 2018	77	74,926
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,436	1,465,084
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	491	497,572
ClientLogic Corporation
Term Loan, 7.06%, Maturing January 30, 2017	1,132	1,116,688
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	249	251,869
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	249	251,082
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	1,000	1,002,813
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	244	246,001
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	1,014	880,192
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019	998	1,006,228
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	937	946,747

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing January 25, 2020	1,317	1,326,984
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	796	808,603
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018	1,788	1,800,959
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019	374	376,868
IMS Health Incorporated
Term Loan, 3.75%, Maturing August 25, 2017	516	522,527
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017	1,400	1,416,742
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	773	782,968
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,545	1,537,656
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	297	296,646
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	421	427,064
National CineMedia, LLC
Term Loan, 3.46%, Maturing November 23, 2019	250	252,396
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018	2,084	2,116,500
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018	274	277,387
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	648	657,692
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	343	343,858
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	269	271,949
SunGard Data Systems, Inc.
Term Loan, 3.96%, Maturing February 28, 2017	452	455,506
Term Loan, 4.00%, Maturing March 8, 2020	3,675	3,725,531
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017	835	845,566
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019	1,794	1,818,187
Travelport LLC
Term Loan, 3.03%, Maturing August 23, 2013	154	152,862
Term Loan, 5.06%, Maturing August 21, 2015	1,294	1,289,709
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	52	53,003
Term Loan, 6.00%, Maturing July 28, 2017	268	270,793
West Corporation
Term Loan, 4.25%, Maturing June 29, 2018	3,087	3,140,604

		$40,018,351

Cable and Satellite Television — 3.4%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019	$922	$937,174
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017	955	962,086
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018	198	199,733
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019	2,302	2,326,386
Charter Communications Operating, LLC
Term Loan, 3.46%, Maturing September 6, 2016	356	358,162
Term Loan, 4.00%, Maturing May 15, 2019	594	601,276

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Crown Media Holdings, Inc.
Term Loan, 5.25%, Maturing July 14, 2018	205	207,321
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018	424	427,117
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019	2,675	2,691,957
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015	1,894	1,896,296
UPC Financing Partnership
Term Loan, 3.70%, Maturing December 30, 2016	753	760,257
Term Loan, 3.70%, Maturing December 29, 2017	1,000	1,007,969
Term Loan, 4.00%, Maturing January 29, 2021	175	177,625
Virgin Media Investment Holdings Limited
Term Loan, Maturing February 17, 2020(3)	3,250	3,237,812
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019	499	504,361

		$16,295,532

Chemicals and Plastics — 2.9%
AI Chem & Cy S.C.A.
Term Loan, Maturing August 30, 2019(3)	$148	$148,694
Term Loan, Maturing October 3, 2019(3)	77	76,477
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017	1,233	1,256,094
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018	323	325,788
Huntsman International, LLC
Term Loan, 2.74%, Maturing April 19, 2017	1,180	1,190,158
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018	2,651	2,696,292
Milacron LLC
Term Loan, Maturing March 28, 2020(3)	225	227,531
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018	1,395	1,412,086
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017	1,571	1,589,719
Tronox, Inc.
Term Loan, 4.50%, Maturing March 13, 2020	1,050	1,065,562
U.S. Coatings Acquisition Inc.
Term Loan, 4.75%, Maturing February 3, 2020	2,900	2,941,853
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,194	1,207,716

		$14,137,970

Clothing/Textiles — 0.0%(4)
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019	$214	$216,377

		$216,377

Conglomerates — 1.9%
ISS Holdings A/S
Term Loan, Maturing March 15, 2018(3)	$250	$251,094
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	275	276,375
Rexnord LLC
Term Loan, 4.50%, Maturing April 2, 2018	1,605	1,624,132
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016	933	943,388
Term Loan, 5.50%, Maturing October 18, 2017	668	678,691

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	222	223,484
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019	2,643	2,679,996
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	2,603	2,621,759

		$9,298,919

Containers and Glass Products — 1.4%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015	$1,784	$1,794,434
Term Loan, 3.50%, Maturing February 4, 2020	1,175	1,174,476
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	1,322	1,339,035
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	199	198,996
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	1,716	1,743,346
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	299	302,729

		$6,553,016

Cosmetics/Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	$1,414	$1,429,587
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019	490	497,382
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 18, 2020	1,150	1,163,656

		$3,090,625

Drugs — 0.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	$1,029	$1,039,630
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	597	604,402
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	216	218,794
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	265	268,782
Term Loan, 4.25%, Maturing March 15, 2018	608	617,453
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	479	486,560

		$3,235,621

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	$3,246	$3,285,789
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	249	253,194

		$3,538,983

Electronics/Electrical — 6.1%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	$724	$737,799
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	1,208	1,224,286
Attachmate Corporation
Term Loan, 7.27%, Maturing November 22, 2017	1,792	1,813,312
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	1,470	1,486,520

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	399	404,320
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	643	636,789
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	1,277	1,294,862
Edwards (Cayman Islands II) Limited
Term Loan, Maturing May 31, 2016(3)	725	726,359
Eze Castle Software Inc.
Term Loan, Maturing February 22, 2020(3)	225	228,094
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020	1,600	1,612,501
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	175	176,090
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	3,479	3,543,278
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	500	501,875
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	672	683,798
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	648	654,244
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	1,274	1,305,054
Term Loan, 4.75%, Maturing January 11, 2020	948	970,526
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	369	369,255
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	1,297	1,324,306
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	85	85,082
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	1,744	1,765,424
Serena Software, Inc.
Term Loan, 4.20%, Maturing March 10, 2016	1,648	1,659,385
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	471	475,268
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	277	280,038
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,079	1,096,542
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	373	377,585
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	57	58,368
Term Loan, 5.00%, Maturing June 7, 2019	555	562,144
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	623	632,789
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	300	305,250
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	96	96,596
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	489	493,948
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	574	580,732
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	892	900,951

		$29,063,370

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Equipment Leasing — 0.8%
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	$1,350	$1,359,000
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	625	629,688
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,750	1,760,937

		$3,749,625

Financial Intermediaries — 3.7%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	$400	$407,000
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	539	544,453
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	1,035	1,037,585
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	274	277,056
First Data Corporation
Term Loan, 4.20%, Maturing March 23, 2018	2,830	2,825,629
Term Loan, 5.20%, Maturing September 24, 2018	1,125	1,135,430
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	937	933,583
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	356	358,922
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	432	435,564
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	440	442,907
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	380	381,235
Term Loan, 4.00%, Maturing March 29, 2019	1,510	1,524,847
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	319	324,907
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 31, 2020	486	490,709
Moneygram International, Inc
Term Loan, Maturing March 20, 2020(3)	225	225,000
Nuveen Investments, Inc.
Term Loan, 5.20%, Maturing May 13, 2017	1,765	1,799,494
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,625	1,653,437
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016	643	595,493
RJO Holdings Corp.
Term Loan, 6.21%, Maturing December 10, 2015(5)	7	6,107
Term Loan, 6.96%, Maturing December 10, 2015(5)	234	180,408
RPI Finance Trust
Term Loan, 4.00%, Maturing November 9, 2018	420	425,032
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017	449	457,011
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	223	223,933
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	1,108	1,129,311

		$17,815,053

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Products — 4.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$623	$633,568
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019	647	654,637
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	3,033	3,062,850
Dole Food Company Inc.
Term Loan, 6.00%, Maturing July 6, 2018	480	482,264
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	218	218,484
HJ Heinz Co.
Term Loan, Maturing March 27, 2020(3)	5,550	5,604,806
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	2,957	2,983,365
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,202	1,222,431
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	3,727	3,777,498
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018	1,811	1,832,336
Solvest Ltd.
Term Loan, 6.00%, Maturing July 6, 2018	861	865,201

		$21,337,440

Food Service — 4.2%
Aramark Corporation
Term Loan, 3.70%, Maturing July 26, 2016	$3,285	$3,310,075
Term Loan, 3.71%, Maturing July 26, 2016	48	48,673
Term Loan, 3.71%, Maturing July 26, 2016	216	217,687
Term Loan, 3.76%, Maturing July 26, 2016	898	904,707
Term Loan, 4.00%, Maturing September 9, 2019	1,325	1,340,966
Buffets, Inc.
Term Loan, 0.31%, Maturing April 22, 2015(5)	92	92,404
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019	1,020	1,035,063
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017	1,117	1,134,402
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020	2,336	2,366,335
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018	1,840	1,857,349
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018	319	324,426
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019	1,268	1,287,036
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019	199	201,736
Sagittarius Restaurants, LLC
Term Loan, Maturing September 28, 2018(3)	325	321,750
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017	3,213	3,261,602
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019	645	649,440
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019	1,692	1,712,033

		$20,065,684

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food/Drug Retailers — 1.4%
Albertson’s, LLC
Term Loan, 5.75%, Maturing March 21, 2016	$375	$381,864
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018	2,921	2,950,221
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019	224	227,787
Rite Aid Corporation
Term Loan, 4.25%, Maturing February 21, 2020	1,275	1,290,008
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	259,583
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018	273	274,985
Supervalu Inc.
Term Loan, 6.25%, Maturing March 21, 2019	1,250	1,273,549

		$6,657,997

Health Care — 12.5%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	$223	$225,395
Term Loan, 4.25%, Maturing June 30, 2017	247	249,807
Term Loan, 4.25%, Maturing June 30, 2017	1,185	1,199,072
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	199	199,998
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016	1,294	1,306,789
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	773	787,557
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019	224	228,225
Biomet Inc.
Term Loan, 3.97%, Maturing July 25, 2017	3,287	3,324,399
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016	2,250	2,270,117
Term Loan, 4.25%, Maturing September 15, 2017	748	756,229
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	815	827,213
Community Health Systems, Inc.
Term Loan, 3.79%, Maturing January 25, 2017	3,233	3,271,656
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	540	550,027
CRC Health Corporation
Term Loan, 4.78%, Maturing November 16, 2015	1,462	1,468,936
DaVita, Inc.
Term Loan, 4.00%, Maturing November 1, 2019	1,546	1,564,123
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,391	1,416,075
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,483	1,437,779
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	396	401,816
Emergency Medical Services Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,404	1,423,767
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	1,299	1,314,334
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	585	590,951
HCA, Inc.
Term Loan, 3.53%, Maturing March 31, 2017	4,772	4,820,196
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	4,108	4,151,710

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	920	934,276
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	809	820,917
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,340	1,330,211
Term Loan, 7.75%, Maturing May 15, 2018	333	331,195
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	490	494,970
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	995	1,014,259
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	248	254,638
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	284	287,093
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	392	392,968
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	347	349,974
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	253	254,211
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 18, 2017	1,613	1,633,008
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	272	273,611
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	449	452,803
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	979	985,137
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	2,873	2,913,213
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018	149	150,085
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018	746	756,045
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	600	606,188
Select Medical Corporation
Term Loan, 3.54%, Maturing February 13, 2016	424	426,587
Term Loan, 5.50%, Maturing June 1, 2018	1,449	1,463,671
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	298	300,919
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	712	718,323
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019	821	835,230
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,014	1,024,704
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	2,909	2,938,888
Term Loan, 3.50%, Maturing December 11, 2019	998	1,007,345
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016	983	996,142
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017	623	631,230
Term Loan, 4.45%, Maturing April 3, 2017	1,703	1,725,857

		$60,089,869

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Home Furnishings — 0.4%
Oreck Corporation
Term Loan - Second Lien, 3.78%, Maturing March 19, 2016(5)	$93	$85,049
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	800	812,166
Tempur-Pedic International Inc.
Term Loan, 5.00%, Maturing December 12, 2019	898	911,457

		$1,808,672

Industrial Equipment — 1.1%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018	$174	$175,311
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 28, 2020	1,350	1,371,094
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019	299	301,541
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018	657	674,175
Grede LLC
Term Loan, 7.02%, Maturing April 3, 2017	474	477,611
Husky Injection Molding Systems Ltd
Term Loan, 4.25%, Maturing June 29, 2018	480	486,242
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	61	62,096
Schaeffler AG
Term Loan, Maturing January 27, 2017(3)	425	430,312
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	988	991,875
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017	345	350,025

		$5,320,282

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	$1,746	$1,766,901
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	449	454,673
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	272	273,952
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	4,813	4,857,558
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	150	152,243
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018	502	510,244
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	1,047	1,058,286
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	349	356,108
Hub International Limited
Term Loan, 4.70%, Maturing June 13, 2017	2,031	2,052,057
Term Loan, 6.75%, Maturing December 13, 2017	845	855,000
Sedgwick CMS Holdings, Inc.
Term Loan, 4.00%, Maturing December 30, 2016	498	505,136

		$12,842,158

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	$1,987	$2,006,000
Term Loan, 4.75%, Maturing February 22, 2018	494	498,006
Bombardier Recreational Products, Inc.
Term Loan, 5.00%, Maturing January 22, 2019	2,125	2,148,685

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 16, 2020	748	754,983
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	519	528,564
Delta 2 (LUX) S.a.r.l.
Term Loan, 6.00%, Maturing April 30, 2019	965	979,064
Equinox Holdings, Inc.
Term Loan, 5.50%, Maturing January 31, 2020	600	610,875
Fender Musical Instruments Corporation
Term Loan, 5.50%, Maturing June 9, 2014	555	554,084
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	174	175,251
Regal Cinemas, Inc.
Term Loan, 3.23%, Maturing August 23, 2017	2,542	2,568,900
Revolution Studios Distribution Company, LLC
Term Loan, 3.96%, Maturing December 21, 2014(5)	407	338,371
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.93%, Maturing February 17, 2016	462	464,811
Term Loan, 4.00%, Maturing August 17, 2017	749	755,945
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	1,654	1,679,745
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	426	432,277
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018	272	276,654
Zuffa LLC
Term Loan, 5.75%, Maturing February 25, 2020	1,496	1,518,694

		$16,290,909

Lodging and Casinos — 1.4%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018	$490	$494,670
Caesars Entertainment Operating Company
Term Loan, 5.45%, Maturing January 26, 2018	1,155	1,073,327
Isle of Capri Casinos, Inc.
Term Loan, 4.85%, Maturing March 24, 2017	132	132,499
Las Vegas Sands LLC
Term Loan, 2.71%, Maturing November 23, 2016	1,087	1,091,445
MGM Resorts International
Term Loan, 4.25%, Maturing December 20, 2019	1,946	1,981,480
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	739	746,150
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	272	274,632
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	690	698,123

		$6,492,326

Nonferrous Metals/Minerals — 1.9%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	$1,961	$1,996,361
Constellium Holdco B.V.
Term Loan, 6.25%, Maturing March 25, 2020	275	282,562
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	1,407	1,417,595
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	494	502,082
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,696	2,735,760

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	1,599	1,610,489
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	570	546,158

		$9,091,007

Oil and Gas — 3.0%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	$80	$80,979
Term Loan, 9.00%, Maturing June 23, 2017	1,064	1,087,776
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	517	527,214
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	1,300	1,308,667
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	954	909,079
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	1,089	1,105,335
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,267	3,308,247
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,013	1,023,317
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	1,000	1,003,750
Ruby Western Pipeline Holdings, LLC
Term Loan, Maturing March 27, 2020(3)	250	253,437
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	425	431,162
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	984	1,000,375
Term Loan, 5.00%, Maturing September 25, 2019	80	80,967
Term Loan, 5.00%, Maturing September 25, 2019	130	132,558
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	1,047	1,066,577
Tervita Corporation
Term Loan, 6.25%, Maturing May 1, 2018	900	911,953

		$14,231,393

Publishing — 4.5%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	$1,664	$1,662,688
Black Press US Partnership
Term Loan, 2.29%, Maturing August 2, 2013	204	203,254
Term Loan, 2.29%, Maturing August 2, 2013	336	334,771
GateHouse Media Operating, Inc.
Term Loan, 2.21%, Maturing August 28, 2014	848	312,868
Term Loan, 2.21%, Maturing August 28, 2014	2,180	803,903
Term Loan, 2.46%, Maturing August 28, 2014	977	360,249
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,367	3,421,569
Instant Web, Inc.
Term Loan, 3.58%, Maturing August 7, 2014	73	53,565
Term Loan, 3.58%, Maturing August 7, 2014	704	513,848
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	2,182	2,209,584
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018	299	304,487
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	3,861	3,905,677
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	425	412,250

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014	198	200,776
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	375	376,875
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014	324	257,218
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014	272	259,658
Nielsen Finance LLC
Term Loan, 2.95%, Maturing May 2, 2016	2,391	2,417,892
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)	397	66,170
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013(5)	442	352,544
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014	55	53,851
Term Loan, 8.00%, Maturing September 29, 2014	112	108,243
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	2,843	2,873,436

		$21,465,376

Radio and Television — 2.1%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016	$606	$538,949
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	2,023	2,051,388
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018	221	225,847
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017	996	1,015,313
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019	241	244,907
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	247	250,271
Local TV Finance, LLC
Term Loan, 4.21%, Maturing May 7, 2015	824	834,210
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019	201	204,332
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019	474	483,324
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing January 17, 2020	400	401,688
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017	442	448,757
Sinclair Television Group Inc.
Term Loan, 5.25%, Maturing October 28, 2016	328	329,052
Univision Communications Inc.
Term Loan, 4.75%, Maturing March 2, 2020	2,803	2,822,966

		$9,851,004

Retailers (Except Food and Drug) — 4.0%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019	$991	$1,006,053
Bass Pro Group, LLC
Term Loan, 4.04%, Maturing November 20, 2019	673	681,168
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	625	633,883
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019	323	327,808
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018	603	609,461

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017	473	479,124
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018	1,786	1,808,771
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,122	2,142,131
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,275	1,290,401
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018	395	399,938
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018	2,975	3,007,353
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.43%, Maturing September 27, 2019	249	251,869
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019	748	754,671
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018	224	228,360
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	1,491	1,511,451
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018	846	855,313
Term Loan, 4.25%, Maturing August 7, 2019	274	277,003
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017	971	981,696
Term Loan, 4.25%, Maturing April 1, 2017	798	806,479
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016	594	578,025
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018	317	322,420

		$18,953,378

Steel — 1.6%
Ameriforge Group, Inc.
Term Loan, 6.00%, Maturing December 19, 2019	$773	$784,175
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014	522	535,434
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017	2,886	2,923,116
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	149	150,609
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	1,807	1,826,310
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013	400	403,500
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	152	152,428
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017	778	789,400
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	299	302,978

		$7,867,950

Surface Transport — 1.0%
Avis Budget Car Rental, LLC
Term Loan, 3.75%, Maturing March 15, 2019	$300	$303,747
Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 9, 2018	1,000	991,250
Term Loan, 3.75%, Maturing March 9, 2018	1,150	1,159,259
Term Loan, 3.75%, Maturing March 11, 2018	898	911,403

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Swift Transportation Co. Inc.
Term Loan, 2.95%, Maturing December 21, 2016	724	731,048
Term Loan, 4.00%, Maturing December 21, 2017	593	602,368

		$4,699,075

Telecommunications — 4.0%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016	$358	$351,416
Arris Group, Inc.
Term Loan, Maturing February 7, 2020(3)	575	576,797
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	249	251,323
Term Loan, Maturing February 21, 2020(3)	1,600	1,612,250
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019	815	825,278
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018	5,368	5,459,012
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,889	2,902,454
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019	375	380,625
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	442	447,652
Term Loan, 3.75%, Maturing September 27, 2019	200	202,493
Syniverse Holdings, Inc.
Term Loan, 1.00%, Maturing April 23, 2019(7)	675	676,687
Term Loan, 5.00%, Maturing April 23, 2019	893	900,229
Telesat LLC
Term Loan, 5.50%, Maturing March 28, 2019	3,856	3,892,038
TNS, Inc.
Term Loan, 5.00%, Maturing February 15, 2020	500	500,938
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	447	452,208

		$19,431,400

Utilities — 2.7%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	$1,327	$1,347,552
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	467	473,615
Term Loan, 4.00%, Maturing April 2, 2018	2,793	2,834,459
Term Loan, 4.00%, Maturing October 9, 2019	423	429,060
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	1,026	1,072,714
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	341	356,629
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	333	337,487
NRG Energy, Inc.
Term Loan, 3.25%, Maturing July 2, 2018	4,387	4,452,192
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018	249	254,986
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.73%, Maturing October 10, 2017	2,261	1,611,109

		$13,169,803

Total Senior Floating-Rate Interests (identified cost $445,872,875)		$448,467,601

Corporate Bonds & Notes — 2.4%

Security	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 0.6%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(8)	$475	$478,563
6.625%, 4/15/20	1,000	1,007,500
Ineos Finance PLC, Sr. Notes
8.375%, 2/15/19(8)	575	638,250
Trinseo Materials Operating S.C.A., Sr. Notes
8.75%, 2/1/19(8)	725	719,562

		$2,843,875

Containers and Glass Products — 0.5%
Reynolds Group Holdings Inc., Sr. Notes
5.75%, 10/15/20	$1,925	$1,965,906
Smurfit Kappa Acquisitions, Sr. Notes
4.875%, 9/15/18(8)	225	230,625

		$2,196,531

Financial Intermediaries — 0.2%
First Data Corp., Sr. Notes
6.75%, 11/1/20(8)	$650	$680,875

		$680,875

Health Care — 0.2%
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	$1,050	$1,102,500

		$1,102,500

Lodging and Casinos — 0.4%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20	$1,125	$1,114,453
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes
9.00%, 2/15/20(8)	625	632,032

		$1,746,485

Radio and Television — 0.1%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(8)	$181	$174,891
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(8)	425	461,125

		$636,016

Telecommunications — 0.1%
Lynx I Corp., Sr. Notes
5.375%, 4/15/21(8)	$500	$522,500

		$522,500

Utilities — 0.3%
Calpine Corp., Sr. Notes
7.875%, 1/15/23(8)	$1,327	$1,479,605

		$1,479,605

Total Corporate Bonds & Notes (identified cost $10,786,837)		$11,208,387

Common Stocks — 0.7%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(5)(9)(10)	15,250	$472,750

		$472,750

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(5)(9)(10)	82	$8,896

		$8,896

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(5)(9)(10)	776	$7,023

		$7,023

Home Furnishings — 0.0%(4)
Oreck Corp.(5)(9)(10)	1,658	$28,833

		$28,833

Lodging and Casinos — 0.4%
Affinity Gaming, LLC(5)(9)(10)	41,797	$585,159
Tropicana Entertainment, Inc.(5)(9)(10)	71,982	1,124,719

		$1,709,878

Publishing — 0.2%
Ion Media Networks, Inc.(5)(9)(10)	399	$253,764
MediaNews Group, Inc.(5)(9)(10)	45,600	956,690
Source Interlink Companies, Inc.(5)(9)(10)	1,145	0

		$1,210,454

Total Common Stocks (identified cost $2,597,525)		$3,437,834

Short-Term Investments — 5.2%

U.S. Treasury Obligations — 5.2%
Description	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.08%, 4/11/13	$20,000	$19,999,578
U.S. Treasury Bill, 0.09%, 4/4/13	5,000	4,999,961

Total Short-Term Investments (identified cost $24,999,539)		$24,999,539

Total Investments — 101.8% (identified cost $484,256,776)		$488,113,361

Less Unfunded Loan Commitments — (0.2)%		$(675,000)

Net Investments — 101.6% (identified cost $483,581,776)		$487,438,361

Other Assets, Less Liabilities — (1.6)%		$(7,884,434)

Net Assets — 100.0%		$479,553,927

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after March 31, 2013, at which time the interest rate will be determined.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $6,018,028 or 1.3% of the Fund’s net assets.

(9)	Non-income producing security.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

The Fund did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$483,584,107

Gross unrealized appreciation	$7,669,926
Gross unrealized depreciation	(3,815,672)

Net unrealized appreciation	$3,854,254

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$446,671,548	$1,121,053	$447,792,601
Corporate Bonds & Notes	—	11,208,387	—	11,208,387
Common Stocks	—	—	3,437,834	3,437,834
Short-Term Investments	—	24,999,539	—	24,999,539
Total Investments	$—	$482,879,474	$4,558,887	$487,438,361

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2013 is not presented.

At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
Aerospace & Defense — 3.3%
Boeing Co. (The)	6,329	$543,345
Honeywell International, Inc.	7,319	551,487
United Technologies Corp.	6,805	635,791

		$1,730,623

Biotechnology — 1.3%
Gilead Sciences, Inc.(1)	13,756	$673,081

		$673,081

Capital Markets — 2.9%
Ameriprise Financial, Inc.	5,851	$430,926
Goldman Sachs Group, Inc. (The)	5,062	744,874
State Street Corp.	6,013	355,308

		$1,531,108

Chemicals — 2.5%
Air Products and Chemicals, Inc.	3,165	$275,735
E.I. du Pont de Nemours & Co.	5,547	272,691
LyondellBasell Industries NV, Class A	12,067	763,720

		$1,312,146

Commercial Banks — 8.0%
KeyCorp	35,305	$351,638
PNC Financial Services Group, Inc.	17,895	1,190,018
Regions Financial Corp.	64,776	530,515
U.S. Bancorp	15,893	539,249
Wells Fargo & Co.	42,338	1,566,083

		$4,177,503

Computers & Peripherals — 1.0%
EMC Corp.(1)	21,320	$509,335

		$509,335

Consumer Finance — 2.6%
American Express Co.	10,780	$727,219
Discover Financial Services	13,616	610,541

		$1,337,760

Diversified Financial Services — 5.7%
Citigroup, Inc.	33,394	$1,477,351
JPMorgan Chase & Co.	31,183	1,479,945

		$2,957,296

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	17,882	$656,091
Verizon Communications, Inc.	14,166	696,259

		$1,352,350

Electric Utilities — 3.1%
American Electric Power Co., Inc.	16,893	$821,506
NextEra Energy, Inc.	10,573	821,311

		$1,642,817

1

Security	Shares	Value
Electrical Equipment — 0.6%
Eaton Corp. PLC	5,448	$333,690

		$333,690

Energy Equipment & Services — 2.2%
National Oilwell Varco, Inc.	9,150	$647,363
Schlumberger, Ltd.	6,732	504,159

		$1,151,522

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	21,520	$1,183,385

		$1,183,385

Food Products — 2.6%
Kraft Foods Group, Inc.	6,013	$309,850
Mondelez International, Inc., Class A	18,039	552,174
Nestle SA	6,962	503,872

		$1,365,896

Health Care Equipment & Supplies — 2.0%
Covidien PLC	9,020	$611,917
Stryker Corp.	6,326	412,708

		$1,024,625

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	8,628	$443,910
Humana, Inc.	3,452	238,568

		$682,478

Industrial Conglomerates — 2.4%
General Electric Co.	53,860	$1,245,243

		$1,245,243

Insurance — 4.7%
ACE, Ltd.	6,329	$563,091
Aflac, Inc.	11,825	615,137
Travelers Companies, Inc. (The)	11,507	968,774
XL Group PLC	9,880	299,364

		$2,446,366

Internet Software & Services — 0.8%
Google, Inc., Class A(1)	506	$401,779

		$401,779

IT Services — 1.4%
International Business Machines Corp.	3,377	$720,314

		$720,314

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	7,609	$582,012

		$582,012

Machinery — 1.5%
Caterpillar, Inc.	5,101	$443,634
Deere & Co.	4,057	348,821

		$792,455

Media — 4.3%
Comcast Corp., Class A	27,354	$1,149,141
Walt Disney Co. (The)	19,621	1,114,473

		$2,263,614

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	10,732	$355,229

		$355,229

2

Security	Shares	Value
Multi-Utilities — 1.7%
Sempra Energy	11,460	$916,112

		$916,112

Multiline Retail — 2.3%
Macy’s, Inc.	15,507	$648,813
Target Corp.	7,825	535,621

		$1,184,434

Oil, Gas & Consumable Fuels — 14.4%
Anadarko Petroleum Corp.	6,766	$591,687
Chevron Corp.	13,027	1,547,868
ConocoPhillips	14,896	895,249
EOG Resources, Inc.	4,470	572,473
Exxon Mobil Corp.	11,745	1,058,342
Marathon Oil Corp.	19,068	642,973
Occidental Petroleum Corp.	14,300	1,120,691
Phillips 66	15,467	1,082,226

		$7,511,509

Pharmaceuticals — 8.1%
Merck & Co., Inc.	27,096	$1,198,456
Pfizer, Inc.	54,667	1,577,689
Roche Holding AG PC	3,430	799,612
Sanofi	6,633	676,469

		$4,252,226

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.	4,561	$577,742
Boston Properties, Inc.	3,695	373,417
Public Storage, Inc.	2,514	382,932

		$1,334,091

Road & Rail — 1.8%
Union Pacific Corp.	6,804	$968,958

		$968,958

Software — 3.0%
Microsoft Corp.	27,505	$786,918
Oracle Corp.	23,931	773,929

		$1,560,847

Specialty Retail — 0.6%
Lowe’s Companies, Inc.	8,200	$310,944

		$310,944

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	5,270	$263,447

		$263,447

Tobacco — 0.5%
Philip Morris International, Inc.	2,864	$265,521

		$265,521

Total Common Stocks (identified cost $41,870,022)		$50,340,716

Total Investments — 96.3% (identified cost $41,870,022)		$50,340,716

Other Assets, Less Liabilities — 3.7%		$1,949,841

Net Assets — 100.0%		$52,290,557

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

The Fund did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,898,446

Gross unrealized appreciation	$9,163,826
Gross unrealized depreciation	(721,556)

Net unrealized appreciation	$8,442,270

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$4,022,439	$—		$—	$4,022,439
Consumer Staples	2,310,930	503,872		—	2,814,802
Energy	8,663,031	—		—	8,663,031
Financials	13,784,124	—		—	13,784,124
Health Care	5,738,341	1,476,081		—	7,214,422
Industrials	5,070,969	—		—	5,070,969
Information Technology	3,192,275	—		—	3,192,275
Materials	1,667,375	—		—	1,667,375
Telecommunication Services	1,352,350	—		—	1,352,350
Utilities	2,558,929	—		—	2,558,929
Total Common Stocks	$48,360,763	$1,979,953	*	$—	$50,340,716
Total Investments	$48,360,763	$1,979,953		$—	$50,340,716

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013